Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related-Party Transactions
Related-Party Transactions

Note 7.Related Party Transactions

The Partnership is a party to a Second Amended and Restated Terminal Storage Rental and Throughput Agreement, as amended, with Global Petroleum Corp. (“GPC”), an affiliate of the Partnership that is 100% owned by members of the Slifka family.  The agreement, which extends through July 31, 2015 with annual renewal options thereafter, is accounted for as an operating lease.  After July 31, 2015, the agreement continues for successive one year terms unless either party gives notice to terminate at least 90 days prior to the expiration of the then current term.  The expenses under this agreement totaled approximately $2.3 million for each of the three months ended September 30, 2014 and 2013, and $6.9 million and $6.8 million for the nine months ended September 30, 2014 and 2013, respectively.

Pursuant to an Amended and Restated Services Agreement with GPC, GPC provides certain terminal operating management services to the Partnership and uses certain administrative, accounting and information processing services of the Partnership.  The expenses from these services totaled approximately $24,000 for each of the three months ended September 30, 2014 and 2013 and $72,000 for each of the nine months ended September 30, 2014 and 2013.  These charges were recorded in selling, general and administrative expenses in the accompanying consolidated statements of income.  On March 9, 2012, in connection with the Partnership’s acquisition of Alliance, the agreement was amended to include the services provided by GPC to Alliance.  The agreement is for an indefinite term, and either party may terminate its receipt of some or all of the services thereunder upon 180 days’ notice at any time.  As of September 30, 2014, no such notice of termination was given by either party.

In addition, on March 9, 2012, following the closing of the acquisition of Alliance, Global Companies and AE Holdings Corp. (“AE Holdings”) entered into a shared services agreement pursuant to which Global Companies provides AE Holdings with certain tax, accounting, treasury and legal support services for which AE Holdings pays Global Companies $15,000 per year.  The shared services agreement is for an indefinite term and AE Holdings may terminate its receipt of some or all of the services upon 180 days’ notice.  As of September 30, 2014, no such notice of termination was given by AE Holdings.

The General Partner employs all of the Partnership’s employees, except for certain of its gasoline station and convenience store employees and certain union personnel, who are employed by GMG.  The Partnership reimburses the General Partner for expenses incurred in connection with these employees.  These expenses, including payroll, payroll taxes and bonus accruals, were $21.0 million and $13.9 million for the three months ended September 30, 2014 and 2013, respectively, and $57.3 million and $45.0 million for the nine months ended September 30, 2014 and 2013, respectively.  The Partnership also reimburses the General Partner for its contributions under the General Partner’s 401(k) Savings and Profit Sharing Plan and the General Partner’s qualified and non-qualified pension plans.

The table below presents trade receivables with GPC and the Partnership and receivables from the General Partner (in thousands):

	September 30,	December 31,
	2014	2013
Receivables from GPC	$61	$436
Receivables from the General Partner (1)	3,350	968
Total	$3,411	$1,404

(1)	Receivables from the General Partner reflect the Partnership’s prepayment of payroll taxes and payroll accruals to the General Partner.

Note 16. Related-Party Transactions

        The Partnership is a party to a Second Amended and Restated Terminal Storage Rental and Throughput Agreement, as amended, with Global Petroleum Corp. ("GPC"), an affiliate of the Partnership that is 100% owned by members of the Slifka family. The agreement, which extends through July 31, 2015, is accounted for as an operating lease. After July 31, 2015, the agreement continues for successive one year terms unless either party gives notice to terminate at least 90 days prior to the expiration of the then current term.

        The following provides future minimum payments at December 31, 2013, including the expected exercise of renewal options, which have an annual consumer price index adjustment (in thousands):

2014	$7,262
2015 (1/1/15 - 7/31/15)	4,236

Total	$11,498

        The expenses under this agreement totaled $9.1 million, $8.9 million and $8.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. These expenses include annual consumer price index adjustments of approximately $1.8 million, $1.7 million and $1.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

        Pursuant to an Amended and Restated Services Agreement with GPC, GPC provides certain terminal operating management services to the Partnership and uses certain administrative, accounting and information processing services of the Partnership. The expenses from these services totaled approximately $96,000 for each of the years ended December 31, 2013, 2012 and 2011. These charges were recorded in selling, general and administrative expenses in the accompanying consolidated statements of income. On March 9, 2012, in connection with the Partnership's acquisition of Alliance (see Note 3), the agreement was amended to include the services provided by GPC to Alliance. The agreement is for an indefinite term, and either party may terminate its receipt of some or all of the services thereunder upon 180 days' notice at any time. As of December 31, 2013, no such notice of termination was given by either party.

        Prior to the acquisition of Alliance on March 1, 2012, the Partnership was a party to an Amended and Restated Services Agreement with Alliance. Pursuant to the agreement, the Partnership provided certain administrative, accounting and information processing services, and the use of certain facilities, to Alliance. The income from these services was approximately $31,000 and $187,000 for the years ended December 31, 2012 and 2011, respectively. These fees were recorded as an offset to selling, general and administrative expenses in the accompanying consolidated statements of income. On March 9, 2012, in connection with the acquisition of Alliance, the agreement was terminated without penalty. There were no settlement gains or losses recognized as a result of the termination of this agreement.

        In addition, on March 9, 2012, following the closing of the acquisition of Alliance, Global Companies and AE Holdings entered into a shared services agreement pursuant to which Global Companies provides AE Holdings with certain tax, accounting, treasury and legal support services for which AE Holdings pays Global Companies $15,000 per year. The shared services agreement is for an indefinite term and AE Holdings may terminate its receipt of some or all of the services upon 180 days' notice. As of December 31, 2013, no such notice of termination was given by AE Holdings.

        Prior to the acquisition of Alliance on March 1, 2012, the Partnership sold refined petroleum products and renewable fuels to Alliance at prevailing market prices at the time of delivery. Sales to Alliance were approximately $40.6 million and $187.1 million for the years ended December 31, 2012 and 2011, respectively. Sales to Alliance included sales of Mobil-branded fuel to Alliance pursuant to the Mobil franchise agreement entered into by Global Companies and Alliance, effective March 1, 2011.

        In addition, Global Companies and GMG entered into management agreements with Alliance in connection with the Partnership's September 2010 acquisition of retail gasoline stations from ExxonMobil. The management fee and overhead reimbursement were approximately $0.4 million and $0.3 million, respectively, for the year ended December 31, 2012 and $2.6 million and $1.6 million, respectively, for the year ended December 31, 2011. On March 9, 2012, in connection with the acquisition of Alliance, the management agreements were terminated without penalty.

        The General Partner employs all of the Partnership's employees, except for its gasoline station and convenience store employees and certain union personnel, who are employed by GMG. The Partnership reimburses the General Partner for expenses incurred in connection with these employees. These expenses, including payroll, payroll taxes and bonus accruals, were $63.3 million, $44.9 million and $48.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Partnership also reimburses the General Partner for its contributions under the General Partner's 401(k) Savings and Profit Sharing Plan (see Note 11) and the General Partner's qualified and non-qualified pension plans.

        The table below presents trade receivables with GPC and the Partnership and receivables from the General Partner at December 31 (in thousands):

	2013	2012
Receivables from GPC	$436	$275
Receivables from the General Partner (1)	968	1,032

Total	$1,404	$1,307

(1)
Receivables from the General Partner reflect the Partnership's prepayment of payroll taxes and payroll accruals to the General Partner.